Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - 401(k) SP - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per financial statements	$ 23,045,660	$ 18,843,133
Certain deemed distributions of participant loans	(5,398)	(5,053)
Adjustment from contract value to fair value for fully benefit-responsive synthetic guaranteed investment contracts	(18,500)	(39,976)
Net assets per Form 5500	$ 23,021,762	$ 18,798,104